Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-Term Debt [Abstract]
Long-Term Debt
8.      Long-Term Debt

The table below presents a breakdown of the Company's long-term debt as of December 31, 2014 and 2015:

	2014	2015
(a) Commerzbank AG (August 12, 2011)	$43,375,000	$25,912,500
(b) Unicredit Bank AG (November 19, 2007)	14,606,500	13,885,750
(c) Bank of Ireland (March 30, 2009)	8,350,000	7,825,000
(d) HSH Nordbank AG (April 4, 2014)	46,713,600	-
(e) HSBC Bank Plc (July 2, 2010)	14,460,000	-
(f) Nordea Bank Finland Plc (May 6, 2014)	78,273,638	73,928,185
(g) Senior unsecured notes due 2021	25,000,000	25,000,000
Total	$230,778,738	$146,551,435
Less: related deferred financing costs	4,360,951	1,877,534
Total debt, net of deferred financing costs	$226,417,787	$144,673,901

Disclosed as follows in the Consolidated Balance Sheets
Liabilities associated with vessels held for sale	$-	$47,587,119
Current portion of long-term debt	$19,991,791	$97,086,782
Long-term debt	206,425,996	-
Total	$226,417,787	$144,673,901

As of December 31, 2015, the minimum annual principal payments for the outstanding debt required to be made after the balance sheet date, taking into consideration the settlement agreements discussed below, are as follows:

To December 31,
2016	$121,551,435
2017	-
2018	-
2019	-
2020	-
Thereafter	25,000,000
Total	$146,551,435

(a)      Commerzbank AG (August 12, 2011): On May 13, 2015, the Company entered into an amending and restating agreement with Commerzbank AG, and agreed to defer a portion of its four scheduled quarterly installments due in 2015, and to waive the application of the financial and security cover ratio covenants contained in the facility, effective from December 31, 2014 until December 31, 2015. The deferred amounts would be settled along with the balloon installment. For any amounts deferred, the applicable margin would be 4.5%. The Company also agreed to a $3,000,000 partial prepayment by using the then pledged cash, a portion of which was prepaid in the first quarter of 2015, while the balance was paid upon signing the final documentation in May 2015. In addition, on December 8, 2015, the Company entered into an agreement with Commerzbank AG for the full and final settlement of the then outstanding principal amount of the respective facility of $38,237,500. According to the agreement, the facility was settled with the total net proceeds from the sale of the mortgaged vessels, namely the M/V Sapphire Seas, the M/V Diamond Seas and the M/V Pearl Seas, in line with the memoranda of agreement dated November 9, 2015, as discussed in Note 6. This resulted in a gain from debt extinguishment of $5,921,524, which includes unpaid and accrued interest until the date of sale of M/V Sapphire Seas and M/V Diamond Seas in December 2015 and is separately reflected in the 2015 consolidated statement of comprehensive loss. Following the sale of M/V Pearl Seas in January 2016, a gain from debt extinguishment of approximately $21,350,000, which includes unpaid and accrued interest, will be recognized in the first quarter of 2016.

(b)             Unicredit Bank AG (November 19, 2007): On March 27, 2015, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit Bank AG, including the deferral of one and a portion of five of its scheduled quarterly installments due in the second quarter of 2015 through the third quarter of 2016. The deferred amounts would be settled along with the balloon installment. In addition, the then pledged cash under the respective loan agreement was agreed to be utilized against the next principal payments until the final installment on the maturity of the loan. The bank also agreed to waive the minimum liquid assets and the security cover ratio covenants until the final maturity of the loan. In January 2016, the Company agreed with Unicredit Bank AG, subject to definitive documentation, to apply the total net proceeds from the sale of the M/V Deep Seas and the M/V Calm Seas, in line with the memoranda of agreement dated December 23 and December 30, 2015, as discussed in Note 6, towards the respective loan facility upon the completion of the sale, while the remaining principal amount of $8,317,750 will be treated as follows: i) $4,885,750 will be written-off, subject to certain conditions, and ii) $3,432,000, plus any accrued interest, will be converted into an unsecured paid-in-kind note (“PIK Note”), with terms in line with those agreed with Bank of Ireland discussed below. The conversion, being subject to the receipt of the net sale proceeds of the M/V Deep Seas and the M/V Calm Seas and the application of such proceeds against the facility, completed following the sale of vessels in January 2016, will occur following the signing of the definitive documentation.

(c)      Bank of Ireland (March 30, 2009): On May 28, 2015, the Company agreed with Bank of Ireland to defer 50% of the quarterly installments due in 2015 and to waive the financial and security cover ratio covenants contained in the facility, effective from January 1, 2015 until March 31, 2016. The deferred amounts would be settled along with the balloon installment. In addition, on January 7, 2016, the Company entered into an agreement with Bank of Ireland to apply the total net proceeds from the sale of the M/V Kind Seas, in line with the memorandum of agreement dated December 1, 2015, as discussed in Note 6, towards the respective loan facility, while the remaining principal amount of $4,384,750 would be treated as follows: i) $2,192,375 would be written-off, subject to certain conditions, and ii) $2,192,375, plus any accrued interest, would be converted into an unsecured PIK Note. The conversion occurred following the receipt of the net sale proceeds of the M/V Kind Seas and the application of such proceeds against the facility, in January 2016. On April 11, 2016, following a notice of cancellation of PIK Note sent by the Bank of Ireland, the Company was discharged from all of its obligations under the PIK Note.

(d)      HSH Nordbank AG (April 4, 2014): On April 4, 2014, the Company completed the documentation for a new loan agreement with HSH for a $47,000,000 secured loan facility for the refinancing of the M/V Friendly Seas and the partial financing of the first two Ultramax newbuilding drybulk carriers, the M/V Gentle Seas and the M/V Peaceful Seas (Hull numbers DY152 and DY153). On July 27, 2015, following the sale of all of the issued and registered shares of the vessel-owning subsidiaries of the M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas to an entity controlled by Mr. Michael Bodouroglou as discussed in Note 6, the Company proceeded with the extinguishment of the then outstanding indebtedness with HSH Nordbank AG, amounting to $43,236,400.

 (e)      HSBC Bank Plc (July 2, 2010): On July 27, 2015, following the sale of all of the issued and registered shares of the vessel-owning subsidiary of the M/V Dream Seas to an entity controlled by Mr. Michael Bodouroglou as discussed in Note 6, the Company proceeded with the extinguishment of the then outstanding indebtedness with HSBC Bank Plc, amounting to $13,200,000.

(f)      Nordea Bank Finland Plc (May 6, 2014): On May 6, 2014, the Company completed the documentation for a senior secured loan facility with a syndicate of major European banks led by Nordea in an amount of $160,000,000. This facility was used for the refinancing of six vessels of its operating fleet (the four Handysize vessels M/V Prosperous Seas, M/V Precious Seas, M/V Priceless Seas and the M/V Proud Seas, and the Panamax vessels M/V Coral Seas and M/V Golden Seas), along with the financing of up to 60% of the market value of the remaining two Ultramax newbuilding drybulk carriers, the Hull numbers DY4050 and DY4052, and two of its Kamsarmax newbuilding drybulk carriers, the Hull numbers YZJ1144 and YZJ1145. On June 10, 2014, the Company completed the refinancing of the six vessels of its operating fleet discussed above. The Company drew a total amount of $81,750,000 and repaid in full the then outstanding indebtedness under its existing loan agreements with Bank of Scotland Plc (dated December 4, 2007) and Nordea (dated May 5, 2011).

On May 29, 2015, the syndicate led by Nordea Bank Finland Plc agreed to reduce the threshold of the security cover ratio covenant from 135% to 110%, effective from January 1, 2015 until March 31, 2015. The syndicate also agreed that any breach of the financial covenants contained in the respective facility for the test period ending March 31, 2015, shall not be deemed as an event of default. In addition, on July 31, 2015, the Company entered into a loan supplemental agreement and agreed, subject to certain conditions, to amended terms with the syndicate led by Nordea Bank Finland Plc, including the deferral of one and a portion of two of its scheduled quarterly installments due in the third quarter of 2015 through the first quarter of 2016. The deferred amounts would be settled along with the balloon installment. The Company also agreed to cancel the available borrowing capacity of up to $78,000,000 with respect to the undrawn portion of the facility for the partial financing of its outstanding newbuilding contracts. In addition, effective from April 1, 2015 until March 31, 2016, the syndicate agreed to waive the application of the ratio of market value adjusted shareholders' equity to the market value adjusted total assets, to amend the definition of the minimum working capital requirement to include only the trade working capital, to amend the definition of the minimum liquidity requirement to be equal to or greater than $250,000 per vessel owned, and to reduce the threshold of the security cover ratio covenant from 135% to 105%. On March 9, 2016, the Company entered into a settlement agreement with Nordea Bank Finland Plc for the full and final settlement of the then outstanding principal amount of the respective facility of $73,928,185. According to the agreement, the facility was settled with the total net proceeds from the sale of the mortgaged vessels, namely the M/V Coral Seas, the M/V Golden Seas, the M/V Prosperous Seas, the M/V Precious Seas, the M/V Priceless Seas and the M/V Proud Seas in line with the memoranda of agreement dated March 17, 2016, as discussed in Note 6. This resulted in a gain from debt extinguishment of approximately $680,000 relating to unpaid and accrued interest, which will be recognized in the first and second quarter of 2016. In addition, in accordance with the terms of the settlement agreement, the Company received $3,850,000, as well as a further amount of $2,000 per vessel per day for the period from March 1, 2016 until each vessel's delivery date to her new owners for settlement of vessels' operating expenses.

(g)      Senior unsecured notes due 2021: On August 8, 2014, the Company completed the offering of 1,000,000 senior unsecured notes due 2021 (“Notes”), pursuant to its effective shelf registration statement. The Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof, and bear interest at a rate of 8.375% per year, payable quarterly on each February 15, May 15, August 15 and November 15, commencing on November 15, 2014. The Notes will mature on August 15, 2021, and may be redeemed in whole or in part at any time or from time to time after August 15, 2017. The net proceeds from the offering amounted to $23,856,583, net of underwriting discounts and commissions of $812,500, and offering expenses payable by the Company of $330,917. The Notes trade on NASDAQ Global Market under the symbol “PRGNL”.

The indenture governing the Notes contains certain restrictive covenants, including limitations on asset sales and:
  Limitation on Borrowings: Net borrowings not to exceed 70% of total assets.
  Limitation on Minimum Net Worth: Net worth to always exceed $100,000,000.

As of December 31, 2015, the Company was not in compliance with the covenants described above.

In January 2016, the Company entered into an exchange agreement with an unrelated third party, whereas the Notes holder exchanged 20,000 Notes for shares of the Company's common stock.

In February 2016, the Company commenced an offer to exchange all Notes for shares of its common stock (the “Exchange Offer”). As part of the Exchange Offer, holders were also required to consent to the removal of certain covenants and sections of the Notes' indenture (together with the Exchange Offer, “Exchange Offer and Consent Solicitation”). The Exchange Offer and Consent Solicitation expired in March 2016. On March 18, 2016, 184,721 Notes or approximately 18.8% of the outstanding Notes were delivered and not validly withdrawn from the Exchange Offer.

      In April 2016, the Company entered into an exchange agreement with an unrelated third party, whereas the Notes holder exchanged 50,000 Notes for shares of the Company's common stock.

In relation to the issued and outstanding Notes, the Company did not proceed with the interest payment of $523,438, which was originally due on February 15, 2016, due to lack of liquidity. Pursuant to the Notes indenture, the Company was under a 30-day grace period to make such payment that expired on March 17, 2016. The Company was still lacking the liquidity to make the interest payment upon the expiration of the said grace period.

Based on the Company's cash flow projections for 2016, cash on hand and cash provided by operating activities will not be sufficient to cover scheduled interest payments relating to its Notes due in 2016. The Company is exploring several alternatives aiming to manage its working capital requirements and other commitments.

Other Information: As of December 31, 2015, the Company had no borrowing capacity.

The interest cost charged for the years ended December 31, 2013, 2014 and 2015 amounted to $6,129,911, $7,451,854 and $8,039,677, respectively.

The capitalized interest for the years ended December 31, 2013, 2014 and 2015 amounted to $786,263, $1,618,836 and $1,704,937, respectively.

The weighted average interest rate for the years ended December 31, 2013, 2014 and 2015 was 3.21%, 3.53% and 4.07%, respectively.